STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 02, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Expense Allocation
Stock-based compensation expense for the Company was recognized in the Consolidated Statements of Income (Loss) as follows for the respective periods:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Stock-based compensation expense (a) (b):
Cost of net revenue	$66	$35
Operating expenses	769	363
Stock-based compensation expense before taxes	835	398
Income tax benefit	(268)	(122)
Stock-based compensation expense, net of income taxes	$567	$276
____________________

(a)
As a result of the EMC merger transaction, stock-based compensation expense before taxes for the fiscal year ended February 2, 2018 includes $683 million related to VMware, Inc. plans discussed below. Stock-based compensation expense before taxes for the fiscal year ended February 3, 2017 includes $279 million related to VMware, Inc. plans for the period from September 7, 2016 through February 3, 2017.

(b)
Stock-based compensation expense before taxes for the fiscal year ended February 3, 2017 does not include $807 million of post-merger stock-based compensation expense and related taxes resulting from the EMC merger transaction. See Note 3 of the Notes to the Consolidated Financial Statements for more information on the EMC merger transaction.

Stock Option Activity
Stock Option Activity — The following table summarizes stock option activity settled in DHI Group Common Stock during the fiscal years ended February 2, 2018 and February 3, 2017:

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
	(in millions)	(per share)	(in years)	(in millions)
Options outstanding as of January 29, 2016	54	14.30
Granted	2	27.09
Exercised	(1)	14.12
Forfeited	(7)	15.51
Canceled/expired	—	—
Options outstanding as of February 3, 2017	48	14.75
Granted	—	—
Exercised	(4)	14.62
Forfeited	(2)	13.75
Canceled/expired	—	—
Options outstanding as of February 2, 2018 (b)	42	$14.80	5.7	$776
Exercisable as of February 2, 2018	18	$15.17	5.5	$329
Vested and expected to vest (net of estimated forfeitures) as of February 2, 2018	40	$14.80	5.7	$732
____________________

(a)
The aggregate intrinsic values represent the total pre-tax intrinsic values based on the fair market value of the DHI Group Common Stock as of February 2, 2018 that would have been received by the option holders had all in-the-money options been exercised as of that date.

(b)	Of the 42 million stock options outstanding on February 2, 2018, 19 million related to performance-based awards and 23 million related to service-based awards.

Fair Value Assumptions Used for Stock Options Granted
The Company granted an immaterial number of service-based stock options during the fiscal year ended February 2, 2018.

Fiscal Year Ended
February 3, 2017
Weighted-average grant date fair value of stock options granted per option	$10.36
Expected term (in years)	3.4
Risk-free rate (U.S. Government Treasury Note)	0.9%
Expected volatility	51%
Expected dividend yield	—%
The assumptions utilized in this model, as well as the weighted-average assumptions, are presented below. There were no stock options granted under the 2007 Plan during the period from September 7, 2016 through February 3, 2017.

Fiscal Year Ended
February 2, 2018
VMware, Inc. 2007 Equity and Incentive Plan
Weighted-average grant date fair value of stock options granted per option	$83.62
Expected term (in years)	3.3
Risk-free rate (U.S. Government Treasury Note)	1.7%
Expected volatility	29%
Expected dividend yield	—%

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
VMware, Inc. Employee Stock Purchase Plan
Weighted-average grant date fair value of stock options granted per option	$21.93	$13.57
Expected term (in years)	0.9	0.8
Risk-free rate (U.S. Government Treasury Note)	1.2%	0.5%
Expected volatility	23%	38%
Expected dividend yield	—%	—%
There were no performance-based stock options granted during the fiscal year ended February 2, 2018.

Fiscal Year Ended
February 3, 2017
Weighted-average grant date fair value of stock options granted per option	$8.83
Expected term (in years)	—
Risk-free rate (U.S. Government Treasury Note)	1.7%
Expected volatility	44%
Expected dividend yield	—%

Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes restricted stock and restricted stock units activity settled in DHI Group Common Stock during the fiscal years ended February 2, 2018 and February 3, 2017.

	Number of Units	Weighted-Average Grant Date Fair Value
	(in millions)	(per unit)
Outstanding, January 29, 2016	—	$—
Granted	11	19.66
Vested	—	—
Forfeited	(1)	19.63
Outstanding, February 3, 2017	10	19.63
Granted	1	23.04
Vested	(1)	27.59
Forfeited	(3)	19.13
Outstanding, February 2, 2018 (a)	7	$18.73
_________________

(a)	As of February 2, 2018, the 7 million units outstanding included 2 million RSUs and 5 million PSUs.
As of February 2, 2018, restricted stock that is expected to vest was as follows:

	Number of Units	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
	(in millions)	(in years)	(in millions)
Expected to vest, February 2, 2018	6	3.3	$212
_________________

(a)
The aggregate intrinsic values represent the total pre-tax intrinsic values based on the fair market value of the DHI Group Common Stock as of February 2, 2018 that would have been received by the RSU holders had the RSUs been issued as of February 2, 2018.

ESPP Activity
The following table summarizes stock option activity for VMware, Inc. employees in VMware, Inc. stock options:

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
	(in millions)	(per share)	(in years)	(in millions)
Options outstanding as of September 7, 2016	2	$65.01
Granted	—	—
Exercised	—	—
Forfeited	—
Canceled/Expired	—
Options outstanding as of February 3, 2017 (b)	2	69.38
Granted	1	13.79
Exercised	(1)	53.50
Forfeited	—	—
Canceled/Expired	—	—
Options outstanding as of February 2, 2018	2	$54.63	5.1	$112
Exercisable as of February 2, 2018	1	$73.60	3.3	$50
Vested and expected to vest (net of estimated forfeitures) as of February 2, 2018	2	$54.56	5.1	$112
_________________

(a)
The aggregate intrinsic values represent the total pre-tax intrinsic values based on VMware, Inc.'s closing stock price of $122.72 as of February 2, 2018 that would have been received by the option holders had all in-the-money options been exercised as of that date.

(b) Stock option activity during the period was immaterial. The ending weighted-average exercise price was calculated based on underlying options outstanding as of February 3, 2017.
The following table summarizes ESPP activity for the fiscal year ended February 2, 2018, and during the period from September 7, 2016 through February 3, 2017:

	Fiscal Year Ended February 2, 2018	For the Period September 7, 2016 through February 3, 2017
	(in millions, except per share amounts)
Cash proceeds	$65	$60
Class A common shares purchased	0.9	1.5
Weighted-average price per share	$72.40	$40.65

Nonvested Restricted Stock Shares Activity
The following table summarizes VMware, Inc.'s restricted stock activity since September 7, 2016:

	Number of Units	Weighted-Average Grant Date Fair Value
	(in millions)	(per unit)
Outstanding, September 7, 2016	22	$67.01
Granted	2	79.81
Vested	(3)	72.94
Forfeited	(1)	69.19
Outstanding, February 3, 2017	20	67.41
Granted	8	93.84
Vested	(9)	67.89
Forfeited	(2)	72.68
Outstanding, February 2, 2018 (a)	17	$78.62
_________________

(a)
As of February 2, 2018, the 17 million units outstanding included 16.7 million RSUs and 0.7 million PSUs. The above table includes RSUs issued in exchange for outstanding unvested RSUs in connection with business combinations.

As of February 2, 2018, restricted stock that is expected to vest was as follows:

	Number of Units	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
	(in millions)	(in years)	(in millions)
Expected to vest, February 2, 2018	15	2.5	$1,855
_________________

(a)
The aggregate intrinsic value represents the total pre-tax intrinsic values based on VMware, Inc.'s closing stock price of $122.72 as of February 2, 2018 that would have been received by the RSU holders had the RSUs been issued as of February 2, 2018.